Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 1,600	$ 1,000	$ 1,000
Unrecognized Tax Benefits, Beginning Balance	80,783	79,179	79,179
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	3,927	1,604	783
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	0	0	18,967
Unrecognized Tax Benefits, Ending Balance	84,213	80,783	79,179
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	$ 497	$ 0	$ 0